Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Unearned revenue	$ 15,086	$ 7,983
Environmental and other provisions	24,091	41,017
Pension liability	4,146	10,472
Other employee benefits	3,483	3,530
Other liabilities	$ 46,806	$ 63,002